Summary of Significant Accounting Policies- Valuation and Allowance (Details) - USD ($) $ in Millions	Dec. 31, 2015	Dec. 31, 2014
Allowance for Uncollectible Premiums Receivable [Member]
Valuation and Qualifying Accounts Disclosure [Line Items]
Valuation Allowances and Reserves, Balance	$ 146	$ 141
Allowance for Trade Receivables [Member]
Valuation and Qualifying Accounts Disclosure [Line Items]
Valuation Allowances and Reserves, Balance	$ 20	$ 17